DEPOSITS (Details Narrative) $ in Thousands		1 Months Ended		3 Months Ended		9 Months Ended		12 Months Ended
	May 31, 2023 USD ($) Integer	Apr. 30, 2025 USD ($)	Jan. 31, 2025 USD ($)	Mar. 31, 2025 USD ($)	Sep. 30, 2024 USD ($)	Sep. 30, 2025 USD ($)	Sep. 30, 2024 USD ($)	Dec. 31, 2024 USD ($) Integer	Dec. 31, 2023 USD ($) Integer	Dec. 31, 2022 USD ($) Integer
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Purchase obligation								$ 26,270
Payments for deposits		$ 12,000
Increase decrease in deposit assets						$ (5,237)	$ (3,400)		$ 3,104
Gulfstream Aerospace LP [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Purchase obligation, number of aircrafts | Integer								4		4
Deposits assets						$ 48,000		$ 48,000	$ 39,000
Payments for deposits			$ 12,000		$ 12,000			12,000
Increase decrease in deposit assets				$ 9,000
HondaJet [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Purchase obligation, number of aircrafts | Integer	23								3
Purchase obligation	$ 161,100								$ 17,900
Deposits assets									1,300
Number of assets delivered | Integer	2
Decrease in accounts payable								$ 1,000
Purchase Agreements [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Purchase obligation, number of aircrafts | Integer										4
Purchase obligation										$ 79,000
Purchase obligation prepayments					9,000		9,000		27,000
Line of credit					$ 9,000		$ 9,000		24,000
Purchase obligation prepayments paid by the Company									$ 3,000